Revision of Prior Period Financial Statements	12 Months Ended
Dec. 31, 2021
Revision Of Prior Period Financial Statements
Revision of Prior Period Financial Statements

Note 9 — Revision of Prior Period Financial Statements

The Company identified errors on the Form 8-K IPO balance sheet as of June 10, 2021. In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements;” the Company evaluated the errors and has determined that the related impacts were not material to any prior annual or 8-K report, but that correcting the cumulative impact of such errors would be significant to our balance sheet for the year ended December 31, 2021. Accordingly, the Company has corrected such immaterial errors by adjusting its June 10, 2021 balance sheet and classified all public shares of Common Stock as redeemable on the balance sheet. The Company will also correct previously reported financial information for such immaterial errors in future filings, as applicable. The following summarizes the effect of the revision on each financial statement line item.

	As Reported	Adjustment	As Adjusted
Revised Balance Sheet
Common stock subject to redemption	$44,130,580	$5,869,420	$50,000,000
Common stock, $0.001 par value	225	(59)	166
Additional paid-in-capital	5,000,557	(5,000,557)	—
Retained earnings	(780)	(868,804)	(869,584)
Total stockholders’ equity	$5,000,002	$(5,869,420)	$(869,418)

The Company identified errors on the Form 10-Q statement of operations as of June 30, 2021. In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements;” the Company evaluated the errors and has determined that the related impacts were not material to any prior annual or 10-Q report, but that correcting the cumulative impact of such errors would be significant to our statement of operations for the year ended December 31, 2021. Accordingly, the Company has corrected such immaterial errors by adjusting its June 30, 2021 statement of operations related to a clerical error in the calculation of earning per share. The Company will also correct previously reported financial information for such immaterial errors in future filings, as applicable. The following summarizes the effect of the revision on each financial statement line item.

	For the three months ended June 30, 2021			For the three months ended June 30, 2021
	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
Revised Statement of Operations
Basic and diluted net income (loss) per share, redeemable common stock	$1.53	$0.83	$2.36	$3.96	$2.15	$6.11
Basic and diluted net income (loss) per share, non-redeemable common stock	$(1.39)	$(0.74)	$(2.13)	$(1.83)	$(0.98)	$(2.81)